SUBSEQUENT EVENT (Details) (USD $)	12 Months Ended	0 Months Ended	1 Months Ended
	Dec. 31, 2014	Feb. 03, 2015 item	Apr. 30, 2015
Employee Stock Option [Member]
Subsequent event [Line Items]
Number of options granted	75,000
Vexigo Ltd. [Member] | Subsequent Event [Member]
Subsequent event [Line Items]
Percentage of outstanding shares acquired	100.00%	100.00%
Consideration paid to acquire outstanding shares	4,000,000	$ 3,000,000
Number of additional payments to be made		2
Additional payments to be made on each date		500,000
Period from the closing date for additional payment, one		3 months
Period from the closing date for additional payment, two		6 months
Percentage of entity's outstanding ordinary shares to be issued to acquiree post-closing		40.00%
Maximum earnout payment		$ 16,000,000
Period from the closing date for payment of earnout payments		5 years 6 months
Vexigo Ltd. [Member] | Subsequent Event [Member] | Independent Business Consultant [Member]
Subsequent event [Line Items]
Number of shares called by warrants			62,302
Warrant term			5 years
Amount to be paid as a percentage of total consideration			2.00%
Amount to be paid as a percentage of cash consideration			2.00%
Amount to be paid as a percentage of equity consideration			2.00%
Warrant exercise price			$ 0
Amount to be paid as a percentage of future earn-out payments			2.00%
Vexigo Ltd. [Member] | Subsequent Event [Member] | Chief Executive Officer [Member]
Subsequent event [Line Items]
Number of shares called by warrants			93,453
Warrant term			5 years
Vexigo Ltd. [Member] | Subsequent Event [Member] | Employees and Officers [Member] | Employee Stock Option [Member]
Subsequent event [Line Items]
Number of options granted			242,000